Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS FUNDAMENTAL ETF TRUST
Entity Central Index Key	0001670310
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000174138 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select U.S. Equity ETF
Class Name	Davis Select U.S. Equity ETF
Trading Symbol	DUSA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 16.45%, versus a 21.45% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+38%), Communication Services (+35%), and Consumer Discretionary (+25%)
    Weakest performing sectors - Materials (-6%), Real Estate (-2%), and Health Care (flat)
Detractors from Performance
  Information Technology - underperformed the Index sector (+25% vs +38%) and significantly underweight
  (average weighting 6% vs 32%)
    Texas Instruments (-18%)
  Consumer Discretionary - underperformed the Index sector (+11% vs +25%)
    MGM Resorts (-13%)
  Energy - underperformed the Index sector (-11% vs +2%) and overweight (average weighting 5% vs 3%)
    ConocoPhillips (-16%)
    Coterra Energy (-12%) - new purchase during the period
  Overweight in Health Care (average weighting 17% vs 10%) and Financials (average weighting 34% vs 14%)
    Cigna Group (-21%) and Viatris (-6%)
  Industrials - significantly underperformed the Index sector (-18% vs +18%)
    Owens Corning (-27%) - largest individual detractor
  Individual holdings
    Tyson Foods (-9%) and Teck Resources (-7%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+25% vs +14%)
    Capital One Financial (+37%) - largest individual contributor
    Wells Fargo (+37%), Markel Group (+28%), Bank of New York Mellon (+46%), and Berkshire Hathaway (+6%)
  Health Care - outperformed the Index sector (+13% vs flat)
    CVS Health (+44%)
  Overweight in stronger performing Communication Services sector - (average weighting 14% vs 10%)
    Alphabet (+64%) and Meta Platforms (+15%)
  No exposure to Real Estate sector
  Individual holdings
    Applied Materials (+30%) and Amazon.com (+31%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	16.45%	15.25%	11.82%
S&P 500 Index	21.45%	17.63%	15.24%
Russell 1000 Value Index	11.15%	14.27%	9.49%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 859,900,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$859.9
Total number of portfolio holdings as of 10/31/25	28
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in millions)	$3.8

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Financials	30.49%
Communication Services	14.24%
Health Care	13.79%
Consumer Discretionary	12.24%
Energy	7.64%

C000174139 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Financial ETF
Class Name	Davis Select Financial ETF
Trading Symbol	DFNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 21.22%, versus a 14.25% return for the Index. The Fund performed in line with the 21.45% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+38%), Banks (+33%) and Capital Markets (+19%)
    Weakest performing industries - Insurance (-3%) and Financial Services (+3%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 44% vs 25%)
    JPMorgan Chase (+43%), Danske Bank (+67%), DBS Group Holdings (+50%), and Wells Fargo (+37%)
  Insurance - significantly outperformed the Index industry (+13% vs -3%)
    Markel Group (+28%) and Loews (+26%)
  Underweight in Financial Services (average weighting 11% vs 32%)
  Overweight in Consumer Finance (average weighting 13% vs 4%)
    Capital One Financial (+37%) - largest individual contributor
    American Express (+35%)
  Capital Markets - outperformed the Index industry (+31% vs +19%)
    Bank of New York Mellon (+46%)
  Non-financial holding
    Prosus (+65%)
Detractors from Performance
  Banks - underperformed the Index industry (+25% vs +33%)
    M&T Bank (-3%) and Fifth Third Bancorp (-1%)
  Underweight in Capital Markets (average weighting 12% vs 24%)
  Financial Services - underperformed the Index industry (slightly negative vs +3%)
    Chime Financial (-36%) and Exor (-10%) - new purchases during the period and two largest individual detractors
  Individual Insurance holdings
    Everest Group (-10%), RenaissanceRe Holdings (-3%), and Chubb (-1%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	21.22%	20.98%	11.76%
S&P 500 Index	21.45%	17.63%	15.24%
S&P 500 Financials Index	14.25%	19.20%	11.65%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 303,400,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$303.4
Total number of portfolio holdings as of 10/31/25	32
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Industries as of 10/31/25 Net Assets
Banks	44.41%
Insurance	15.61%
Consumer Finance	14.06%
Financial Services	11.93%
Capital Markets	10.01%

C000174140 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Worldwide ETF
Class Name	Davis Select Worldwide ETF
Trading Symbol	DWLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of 21.31%, versus a 22.64% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+39%), Communication Services (+36%),
    and Financials (+25%)
    Weakest performing sectors - Health Care (+1%), Real Estate (+2%), and Consumer Staples (+4%)
Detractors from Performance
  Consumer Discretionary - significantly underperformed the Index sector (+3% vs +22%)
    Meituan (-44%), Delivery Hero (-30%), and MGM Resorts (-13%) - three largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    Delivery Hero - no longer a Fund holding
  Significantly underweight in stronger performing Information Technology sector - (average weighting 7% vs 25%)
    Clear Secure (-30%) - no longer a Fund holding
  Energy - underperformed the Index sector (-1% vs +9%)
  China holdings - significantly underperformed the Index China exposure (+1% vs +34%)
  Individual holdings
    Tyson Foods (-9%), Teck Resources (-7%), and Solventum (-5%)
    Pinterest (-8%) - new purchase during the period
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+77% vs +39%)
    AppLovin (+136%) and Samsung Electronics (+80%) - two largest individual contributors
    AppLovin - new purchase during the period
    Applied Materials (+30%)
  Financials - outperformed the Index sector (+31% vs +25%) and overweight (average weighting 29% vs 17%)
    Danske Bank (+67%), Capital One Financial (+37%), and Ping An Insurance (+23%)
  Health Care - outperformed the Index sector (+15% vs +1%)
    CVS Health (+44%)
  Communication Services - outperformed the Index sector (+38% vs +36%) and overweight (average weighting 12% vs 8%)
    Alphabet (+64%) and Meta Platforms (+15%)
  Individual holding
    Prosus (+65%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	21.31%	12.47%	11.01%
MSCI ACWI	22.64%	14.60%	12.10%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 482,700,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$482.7
Total number of portfolio holdings as of 10/31/25	39
Portfolio turnover rate for the period	19%
Total advisory fees paid for the period (in millions)	$2.2

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Financials	25.22%
Consumer Discretionary	24.33%
Information Technology	11.53%
Communication Services	9.86%
Health Care	9.28%

C000198594 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select International ETF
Class Name	Davis Select International ETF
Trading Symbol	DINT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of 21.89%, versus a 24.93% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+43%), Communication Services (+39%), and
    Financials (+35%)
    Weakest performing sectors - Health Care (less than 1%), Consumer Staples (+9%), and Real Estate (+10%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+3% vs +16%) and overweight (average weighting 36% vs 11%)
    Meituan (-44%) and Delivery Hero (-40%) - two largest individual detractors
    PDD Holdings (-13%) - purchased and subsequently sold during the period
    JD.com (-16%)
    Misto Holdings (-1%) - formerly Fila Holdings, sold during the period
  Industrials - underperformed the Index sector (+16% vs +31%) and underweight (average weighting 7% vs 14%)
    Schneider Electric (-2%) - no longer a Fund holding
  China holdings - significantly underperformed the Index China exposure (-5% vs +34%)
  Individual holdings
    KE Holdings (-21%) and Teck Resources (-7%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+69% vs +43%)
    Samsung Electronics (+80%) - largest individual contributor
    Tokyo Electron (+48%)
  No exposure to Health Care or Consumer Staples, the two weakest performing sectors of the Index, respectively
  Overweight in stronger performing Financials sector - (average weighting 29% vs 25%)
    Danske Bank (+67%), DBS Group Holdings (50%), AIA Group (+26%), and Ping An Insurance (+23%)
  Individual holdings
    Prosus (+65%), Naspers (+51%), and Sea (+66%)
    NetEase (+60%) - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA for an investment made at net asset value on March 1, 2018.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/25	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	21.89%	8.09%	6.21%
MSCI ACWI ex USA	24.93%	11.18%	6.72%

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Net Assets	$ 261,400,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/25 (in millions)	$261.4
Total number of portfolio holdings as of 10/31/25	29
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$1.2

Holdings [Text Block]	Top Sectors as of 10/31/25 Net Assets
Consumer Discretionary	33.28%
Financials	24.89%
Information Technology	13.55%
Industrials	13.15%
Materials	5.08%